Commitments	12 Months Ended
Dec. 31, 2017
Commitments
Commitments

22. Commitments

        (a)   On December 31, 2017 the Group had the following commitments as lessee relating to buildings under operating leases:

As of December 31, 2017
Not later than one year	1,298
Later than one year and not later than three years	1,272
Later than three years and not later than five years	609
More than five years	97

Total	3,276

        The rental expense relating to operating leases for the year ended December 31, 2017 was $1,525 (December 31, 2016: $1,527 and December 31, 2015: $1,493).

        (b)   Commitments relating to the vessels under construction (Note 6) on December 31, 2017 payable to Samsung and Hyundai were as follows:

As of December 31, 2017
Not later than one year	553,812
Later than one year and not later than three years	328,798

Total	882,610

        Also, pursuant to a Heads of Agreement entered into by GAS-twenty two Ltd. and GAS-twenty three Ltd. with Methane Services Limited ("MSL"), a subsidiary of Shell, on March 8, 2016, the GasLog entities declared their options with Samsung to install reliquefaction plants on board the vessels. MSL agreed to reimburse 50% of such cost per vessel, resulting in an aggregate commitment to pay $3,200 per vessel to GasLog after the installation has been completed. In the event the reliquefaction plants do not meet certain specified performance criteria during operation, GasLog will have a liability to pay a daily compensation amount per vessel which will in whole or in part be met by the liabilities of the manufacturers for failure to meet the specified performance criteria.

        (c)   Future gross minimum revenues receivable upon collection of hire under non-cancellable time charter agreements for vessels in operation as of December 31, 2017 are as follows (30 off-hire days are assumed when each vessel will undergo scheduled dry-docking; in addition, early delivery of the vessels by the charterers or any exercise of the charterers' options to extend the terms of the charters are not accounted for):

As of December 31, 2017
Not later than one year	442,976
Later than one year and not later than three years	662,888
Later than three years and not later than five years	364,510
Later than five years	386,121

Total	1,856,495

        Future gross minimum lease revenues disclosed in the above table excludes the revenues of the vessels that are under construction as of December 31, 2017 (Note 6). For these vessels, the following charter party agreements have been signed:

•

In April 2015, GAS-twenty two Ltd., GAS-twenty three Ltd. and GAS-twenty four Ltd. signed time charter agreements with a subsidiary of Royal Dutch Shell plc ("Shell") for the employment of the respective owned vessels for average initial terms of approximately 9.5 years, which were amended to commence between early 2018 and early 2019.

•

In July 2016, GAS-twenty five Ltd. signed a time charter agreement with Total Gas & Power Chartering Limited for the employment of its owned vessel for a period of seven years, commencing in the first quarter of 2018.

•

In October 2016, GAS-twenty eight Ltd., signed an agreement with Pioneer Shipping Limited, a wholly owned subsidiary of Centrica plc ("Centrica") for its newbuilding Hull No. 2212 to be chartered to Centrica upon delivery in 2019 for an initial term of seven years. However, in December 2017, GasLog amended the shipbuilding contract for newbuilding Hull No. 2212 such that it becomes the GasLog uncommitted vessel and newbuilding Hull No. 2213 becomes the committed Centrica vessel. The charter will now commence in the second quarter of 2020.

        (d)   In April and May 2017, GasLog LNG Services Ltd. entered into agreements in relation to some of the Group's vessels, with the aim of enhancing their operational performance. Commitments relating to these agreements, without including additional estimated costs for which no agreement had been signed as of December 31, 2017, are as follows:

As of December 31, 2017
Not later than one year	25,189

Total	25,189

        (e)   Related to the acquisition of six vessels from a subsidiary of MSL in 2014 and another two vessels in 2015, the Group is committed to purchase depot spares from MSL with an aggregate value of $8,000 of which depot spares with value $660 have been purchased and paid as of December 31, 2017 and are included in Tangible fixed assets (Note 6). The remaining spares are expected to be acquired before the end of the initial term of the charter party agreements.

        (f)    On November 2, 2015, a letter agreement between GasLog and MSL was signed reimbursing MSL the sum of $2,654 for value as of November 1, 2015, adjusted for future value through January 2020 up to $3,801, allowing for the future use of the reimbursement amount against the funding of specific MSL projects, such as costs associated with change orders on LNG newbuildings and/or modifications of existing vessels as agreed between the parties. As of December 31, 2017, the outstanding commitment is $1,292.

        (g)   On October 11, 2016, GasLog LNG Services Ltd. entered into an agreement whereby it has access to all long lead items ("LLIs") necessary for the conversion of a GasLog LNG carrier vessel into an FSRU whereby such conversion work would be undertaken by Keppel. GasLog is only obligated to pay for such LLIs if utilized for a GasLog vessel conversion, or, if the same have not been utilized in a GasLog vessel conversion within three years from November 2016, the items may be put to GasLog at 110% of the original cost, or GasLog may call for the purchase of such LLIs at a discounted price of 85% of the original cost.

        (h)   On July 10, 2017, GasLog entered into an agreement with Keppel for the detailed engineering in relation to an FSRU conversion of one vessel. Commitment relating to this agreement as of December 31, 2017 is as follows:

As of December 31, 2017
Not later than one year	3,787

Total	3,787

        (i)    On September 27, 2017 (and in addition to the seven existing maintenance agreements signed in 2014 in relation to GasLog vessels), GasLog LNG Services Ltd. entered into further maintenance agreements with Wartsila Greece S.A. ("Wartsila") in respect of eight GasLog LNG carriers. The agreements cover the renewal of existing maintenance agreements on four GasLog vessels and extend the servicing to four additional LNG carriers. The agreements ensure dynamic maintenance planning, technical support, security of spare parts supply, specialist technical personnel and performance monitoring.

        (j)    Other Guarantees:

        As of December 31, 2017, GasLog LNG Services Ltd. has provided bank guarantees as follows:

•	Up to $500 to third parties relating to the satisfactory performance of its ship management activities;
•	Bank guarantee of $10 to the Greek Ministry of Finance relating to the satisfactory performance of the obligations arising under Greek laws 89/1967, 378/1968 as amended by law 814/1978.